Financial Assets and Financial Liabilities - Summary Of Movement In The Derivative Warrant Liabilities (Detail) - EUR (€) € in Thousands		6 Months Ended
		Jun. 30, 2025	Jun. 30, 2024
Disclosure in tabular form of movement in warrant liabilities [line items]
Exchange differences	[1]	€ 11,654	€ (1,074)
Public warrants [member]
Disclosure in tabular form of movement in warrant liabilities [line items]
Euros, Beginning balance		€ 142
Number of warrants, Beginning balance (Shares)		5,259,119
Change in fair value of derivative warrant liabilities		€ (131)
Exchange differences		(11)
Euros, Ending balance		€ 0
Number of warrants, Ending balance (Shares)		5,259,119
Private warrants [member]
Disclosure in tabular form of movement in warrant liabilities [line items]
Euros, Beginning balance		€ 239
Number of warrants, Beginning balance (Shares)		8,883,333
Change in fair value of derivative warrant liabilities		€ (222)
Exchange differences		(17)
Euros, Ending balance		€ 0
Number of warrants, Ending balance (Shares)		8,883,333
BBVA warrant [Member]
Disclosure in tabular form of movement in warrant liabilities [line items]
Euros, Beginning balance		€ 204
Number of warrants, Beginning balance (Shares)		1,007,894
Change in fair value of derivative warrant liabilities		€ (63)
Exchange differences		(21)
Euros, Ending balance		€ 120
Number of warrants, Ending balance (Shares)		1,007,894
Generac warrant [member]
Disclosure in tabular form of movement in warrant liabilities [line items]
Euros, Beginning balance		€ 1,583
Number of warrants, Beginning balance (Shares)		13,102,971
Change in fair value of derivative warrant liabilities		€ (684)
Exchange differences		(150)
Euros, Ending balance		€ 749
Number of warrants, Ending balance (Shares)		13,102,971
Public warrant, Private warrant, Bbva warrant and Generac warrant [member]
Disclosure in tabular form of movement in warrant liabilities [line items]
Euros, Beginning balance		€ 2,168
Number of warrants, Beginning balance (Shares)		28,253,317
Change in fair value of derivative warrant liabilities		€ (1,100)
Exchange differences		(199)
Euros, Ending balance		€ 869
Number of warrants, Ending balance (Shares)		28,253,317

[1]	Unaudited